Acquisitions of Businesses and Assets - Total Cash Paid and Liabilities Incurred (Details) $ in Millions	12 Months Ended
	Sep. 30, 2018 USD ($) propane_distribution_business mi MW	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)
Business Acquisition [Line Items]
Natural gas lines, acquired | mi	60
Natural gas-fired peaking turbine, acquired | MW	44
Payments to acquire long-term investments	$ 70.3
AmeriGas Propane
Business Acquisition [Line Items]
Retail propane distribution businesses acquired | propane_distribution_business	2
Total cash paid	$ 10.1	$ 36.8	$ 37.6
Liabilities incurred	2.7	10.8	11.8
Total purchase price	12.8	47.6	49.4
UGI International
Business Acquisition [Line Items]
Total cash paid	121.9	99.7	24.1
Liabilities incurred	0.0	20.6	0.0
Total purchase price	$ 121.9	$ 120.3	$ 24.1